Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	$ 77,674	$ 62,050
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	72,444	65,806
Bad debt expense (recovery), net	477	(1,127)
Container recovery from lessee default, net		(5,712)
Unrealized loss (gain) on financial instruments, net	207	(3,192)
Amortization of unamortized debt issuance costs and accretion of bond discounts	2,615	2,162
Debt termination expense		267
Amortization of intangible assets	49	800
Gain on sale of owned fleet containers, net	(15,913)	(12,358)
Share-based compensation expense	1,727	1,334
Changes in operating assets and liabilities	48,679	24,483
Total adjustments	110,285	72,463
Net cash provided by operating activities	187,959	134,513
Cash flows from investing activities:
Purchase of containers and fixed assets	(206,476)	(311,995)
Payments on container leaseback financing receivable	(303,894)	(6,425)
Proceeds from sale of containers and fixed assets	29,656	29,654
Receipt of principal payments on container leaseback financing receivable	7,444	8,721
Net cash used in investing activities	(473,270)	(280,045)
Cash flows from financing activities:
Proceeds from debt	482,100	1,153,599
Payments on debt	(149,262)	(969,991)
Payment of debt issuance costs		(6,845)
Proceeds from container leaseback financing liability, net		6,801
Principal repayments on container leaseback financing liability, net	(200)	(94)
Purchase of treasury shares	(36,409)	(10,778)
Issuance of common shares upon exercise of share options	3,906	1,842
Dividends paid on common shares	(12,054)
Dividends paid on preferred shares	(4,969)
Purchase of noncontrolling interest		(21,500)
Net cash provided by financing activities	283,112	153,034
Effect of exchange rate changes	(56)	(46)
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,255)	7,456
Cash, cash equivalents and restricted cash, beginning of the year	282,572	205,165
Cash, cash equivalents and restricted cash, end of the period	280,317	212,621
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss on derivative instruments, net	32,266	29,812
Income taxes paid	140	248
Receipt of payments on finance leases, net of income earned	53,132	14,467
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	(10,913)	258,275
Containers placed in finance leases	$ 57,361	$ 207,171